Shareholder Report, Line Graph (Details)	6 Months Ended
Jun. 30, 2025
C000009554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected International Fund (Class D)
C000009553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected International Fund (Class S)
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA